Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Balance at beginning of year		₨ 778,963
Balance at end of year	$ 10,960	913,434	₨ 778,963
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		180,214
Balance at end of year		285,938	180,214
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		(0)
Balance at end of year		(0)	(0)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		26,937
Balance at end of year		17,958	26,937
Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		350
Balance at end of year		0	350
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		528,191
Balance at end of year		528,191	528,191
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		43,272
Balance at end of year		81,347	43,272
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		4,349,316	4,207,192
Additions		473,766	285,791
Disposals		(216,391)	(143,667)
Effects of movements in foreign exchange rates
Balance at end of year		4,606,691	4,349,316
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,575,716	2,439,475
Additions		219,301	140,032
Disposals			(3,791)
Effects of movements in foreign exchange rates
Balance at end of year		2,795,016	2,575,716
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		59,209	59,209
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		59,209	59,209
Gross carrying amount [member] | Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		222,169	222,169
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		222,169	222,169
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		140,336	140,336
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		140,336	140,336
Gross carrying amount [member] | Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		22,171	22,171
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		22,171	22,171
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		271,329	271,329
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		271,329	271,329
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		1,015,099	1,015,099
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			1,015,099
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		43,272	37,404
Additions		254,465	145,760
Disposals		(216,391)	(139,892)
Effects of movements in foreign exchange rates
Balance at end of year		81,347	43,272
Amortisation and Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		3,570,337	3,454,932
Disposals			(3,791)
Charge for the year		122,920	119,196
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		3,693,257	3,570,337
Amortisation and Impairment [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,395,502	2,293,772
Disposals			(3,791)
Charge for the year		113,592	105,521
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		2,509,094	2,395,502
Amortisation and Impairment [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		59,209	59,209
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		59,209	59,209
Amortisation and Impairment [Member] | Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		222,169	217,895
Disposals
Charge for the year			4,274
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		222,169	222,169
Amortisation and Impairment [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		113,399	104,420
Disposals
Charge for the year		8,979	8,979
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		122,378	113,399
Amortisation and Impairment [Member] | Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		21,821	21,399
Disposals
Charge for the year		350	422
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		22,171	21,821
Amortisation and Impairment [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		271,329	271,329
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		271,329	271,329
Amortisation and Impairment [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		486,908	486,908
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		486,908	486,908
Amortisation and Impairment [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year